Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
30. CASH AND CASH EQUIVALENTS

For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash, banks accounts and short-term investments with high liquidity (with maturities of less than 90 days from the date of acquisition). Cash and cash equivalents at the end of each reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2019	2018	2017
Cash and banks	1,547,551	1,240,979	428,758
Short-term investments (Note 16)	1,019,609	3,223,021	6,793,164

Cash and cash equivalents	2,567,160	4,464,000	7,221,922